Taxes (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Provision for income tax
Deferred income tax provision	$ (961,506)	$ (9,033)	$ 83,893
Income tax provision	222,122	(314,273)	(437,349)
Provision for Income Tax [Member]
Provision for income tax
Current income tax provision	(203,551)	323,306	353,456
Deferred income tax provision	(18,571)	(9,033)	83,893
Income tax provision	$ (222,122)	$ 314,273	$ 437,349